LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

12. LONG-TERM INVESTMENT

Equity method investment

        In February 2012, VanceInfo acquired 100% equity interest in Sunwin, a China-based company providing IT consulting and solutions to companies in Chinese airline industry. Sunwin has a 50% equity interest in a PRC joint venture company, Beijing Yunxiang Weiye Information Technology Co., Ltd. Such equity interest was also acquired as part of the merger with VanceInfo. The investment has been recorded using the equity method of accounting because the Group has the ability to exercise significant influence over the operating and financing activities of the investee but does not have control over it.

        The investment earnings generated from the equity method investment for the years ended December 31, 2011, 2012 and 2013 were nil, $23 and $68, respectively.